Loss Per Ordinary Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Line Items]
Loss used in the computation of basic and diluted loss per share	$ (20,997,846)	$ (25,971,668)
Ordinary Shares
Earnings Per Share [Line Items]
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	391,014,637	348,723,365
American Depositary Share
Earnings Per Share [Line Items]
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	15,640,585	13,948,935